UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of the issuing entity: 333-226486-06

Central Index Key Number of the issuing entity: 0001776721

Wells Fargo Commercial Mortgage Trust 2019-C51

(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor:     333-226486

Central Index Key Number of the depositor:  0000850779

Wells Fargo Commercial Mortgage Securities Inc.

(Exact name of depositor as specified in its charter)

Rialto Mortgage Finance, LLC
(Central Index Key Number 0001592182)

Wells Fargo Bank, National Association
(Central Index Key Number 0000740906)

Barclays Capital Real Estate Inc.

(Central Index Key Number 0001549574)

UBS AG

(Central Index Key Number 0001685185)

C-III Commercial Mortgage LLC

(Central Index Key Number 0001541214)

(Exact name of sponsor as specified in its charter)

A.J. Sfarra, (212) 214-5613
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Wells Fargo Commercial Mortgage Securities, Inc.
(Depositor)

Date: June 17, 2019	/s/ Anthony J. Sfarra
By: Anthony J. Sfarra, President

WFCM 2019-C51 – ABS-EE

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 102	Asset Data File
Exhibit 103	Asset Related Document